Note 10 - Finance Costs - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Debt facilities (Note 20)	$ 10,885	$ 10,389
Finance costs	1,142	524
Accretion of decommissioning liabilities (Note 22)	2,410	1,495
Silver sales and other	710	628
	$ 15,147	$ 13,036